Note 11 - Supplemental Cash Flow Data	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
NOTE 10 – SUPPLEMENTAL CASH FLOW DATA

There were $3 in cash payments for interest for the three and nine months ended September 30, 2016 and were $226,960 and $237,121 for the three and nine months ended September 30, 2015.
NOTE 11 – SUPPLEMENTAL CASH FLOW DATA Cash payments for interest were $246,620 and $47,111 for the fiscal years ended December 31, 2015 and December 31, 2014, respectively.